Obligations to FIDC quota holders	12 Months Ended
Dec. 31, 2025
Obligations to FIDC quota holders [Abstract]
Obligations to FIDC quota holders
16. Obligations to FIDC quota holders

On October 2022, 100,000 new senior quotas of the FIDC were issued with a nominal value of R$1,000 each, totaling R$100 million with third party investors. On September 2025, this quotas was redeemed in the amount of R$149,392 including interest.

On November 2024, 1,000,000 new senior quotas of the FIDC were issued with a nominal value of R$1,000 each, totaling R$1 billion with an interest rate of 100% of the CDI plus a fixed rate of 1%, due date is November 2026. In the same operation, the Group entered swaps to change the interest rate accrual to 108% of the CDI. This operation has a specific objective of protect the risk from interest rate volatility for the investors remuneration changing fixed rates for CDI rates.

Obligations to FIDC quotas holders amount to R$1,171,463 on December 31, 2025 (R$1,151,384 on December 31, 2024) with an average cost of 107% of CDI (108% of CDI on December 31, 2024). For the year ended December 31, 2025 the remuneration for the FIDC quotas holders amounted to R$169,470 (R$32,398 and R$15,622 for the years ended December 31, 2024 and 2023, respectively).